Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total		Called up share capital [member]	Share Premium Account [member]	Unification Reserves [Member]	Other reserves [member]	Retained profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Beginning balance (Previously Reported [member]) at Dec. 31, 2019		€ 13,886		€ 420	€ 134		€ (5,574)	€ 18,212	€ 13,192	€ 694
Profit or loss for the period		3,542						3,284	3,284	258
Other comprehensive income, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		20					16		16	4
Gain/(losses) on Cash flow hedges		43					46		46	(3)
Remeasurement of defined benefit pension plans		(201)	[1]					(200)	(200)	(1)
Currency retranslation gains/(losses)		(1,481)	[2]				(1,387)	(13)	(1,400)	(81)
Total comprehensive income		1,923					(1,325)	3,071	1,746	177
Dividends on ordinary capital		(2,149)						(2,149)	(2,149)
Other movements in treasury shares	[3]	64					190	(126)	64
Share-based payment credit	[4]	74						74	74
Dividends paid to non-controlling interests		(210)								(210)
Currency retranslation gains/(losses) net of tax		(7)			(7)				(7)
Hedging gain/(loss) transferred to non-financial assets		1								1
Net gain arising from Horlicks acquisition	[5]	4,848						2,930	2,930	1,918
Other movements in equity	[6]	(206)						(211)	(211)	5
Ending balance at Jun. 30, 2020		18,224		420	127		(6,709)	21,801	15,639	2,585
Beginning balance at Dec. 31, 2020		17,655		92	73,472	€ (73,364)	(7,482)	22,548	15,266	2,389
Profit or loss for the period		3,397						3,121	3,121	276
Other comprehensive income, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		55					67		67	(12)
Gain/(losses) on Cash flow hedges		137					136		136	1
Remeasurement of defined benefit pension plans		968	[1]					968	968
Currency retranslation gains/(losses)		617	[2]				576	7	583	34
Total comprehensive income		5,174					779	4,096	4,875	299
Dividends on ordinary capital		(2,252)						(2,252)	(2,252)
Share capital reduction	[7]				(20,626)			20,626
Repurchase of shares	[8]	(897)					(897)		(897)
Other movements in treasury shares	[3]	(23)					78	(101)	(23)
Share-based payment credit	[4]	82						82	82
Dividends paid to non-controlling interests		(258)								(258)
Currency retranslation gains/(losses) net of tax		(3)			(3)				(3)
Hedging gain/(loss) transferred to non-financial assets		(90)					(89)		(89)	(1)
Other movements in equity	[6]	71					(83)	140	57	14
Ending balance at Jun. 30, 2021		€ 19,459		€ 92	€ 52,843	€ (73,364)	€ (7,694)	€ 45,139	€ 17,016	€ 2,443

[1]	Remeasurement of defined benefit pension plans in 2021 is driven by positive investment returns and increase in interest rates.
[2]	2021 gain is primarily due to strengthening of the US Dollar, British Pound, Brazilian Real and Indian Rupee against the Euro. 2020 loss is due to weakening of the Brazilian Real, Mexican Peso, Indian Rupee, South Korean Won and Russian Ruble against the Euro.
[3]	Includes purchases and sales of treasury stock, and transfer from treasury stock to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[4]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[5]	Consideration for the Main Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity.
[6]	2021 includes a hyperinflation adjustment of €137 million and €83 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.
[7]	Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.
[8]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 29 April 2021.